INVENTORY (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORY
Schedule of inventory
December 31,	2014	2013
(millions of Canadian dollars)
Natural gas	678	527
Other commodities	470	588
	1,148	1,115